Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Lease Agreements [Abstract]
Future minimum non-cancelable base rent to be received
As of December 31, 2011 the Company is a lessor for three commercial buildings and the commercial portions of 19 mixed use communities. The tenants' lease terms expire at various times through 2024. The future minimum non-cancelable base rent to be received under these operating leases for each of the years ending after December 31 is summarized as follows ($ in thousands):
Future
Minimum
Rent
2012	$6,778
2013	6,772
2014	6,735
2015	5,404
2016	3,259
Thereafter	16,301
$45,249